Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (269,684)	$ (1,637,211)	$ (1,052,059)
Other comprehensive income (loss), net of tax:
Foreign currency exchange translation adjustments	2,254	1,960	3,228
Fair value changes in available-for-sale equity security	2,338	3,753	(3,368)
Reclassification adjustment for sale of available-for-sale equity security	(9,376)
Comprehensive loss	(274,468)	(1,631,498)	(1,052,199)
Less: comprehensive loss attributable to non-controlling interests	(2,812)	(20,053)	(39,420)
Less: comprehensive loss attributable to redeemable non-controlling interests		(5,545)	(41,635)
Comprehensive loss attributable to LDK Solar CO., Ltd. shareholders	$ (271,656)	$ (1,605,900)	$ (971,144)